VARIABLE INTEREST ENTITIES (Details) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 30, 2014	Dec. 31, 2014	Dec. 31, 2014		Dec. 31, 2013
Variable Interest Entity [Line Items]
Last repurchase option, put option		$ 135,100,000	$ 135,100,000
Long-term Debt and Due to Related Parties		1,380,787,000	1,380,787,000		717,028,000
Maturity period of debt			10 years
Available-for-sale Securities, Purchased Options, Price Policy		116,700,000	116,700,000
Bareboat charter rate per day, average, year one		4,263,000	4,263,000
Sale Leaseback Transaction, Daily Rental Payments			46,850
Sale Leaseback Transaction, Date		October 2014
Sale Leaseback Transaction, Lease Terms			10 years.
Sale Leaseback Transaction, Gross Proceeds, Financing Activities	204,000,000	204,000	185,600,000
First repurchase option		173,800	173,800
First repurchase option, date			October 2019
Last repurchase option		142,700 [1]	142,700	[1]
Last repurchase option, date			October 2023	[1]
Bareboat charter rate per day, average, year two		17,100,000	17,100,000
Bareboat charter rate per day, average, year three		17,147,000	17,147,000
Bareboat charter rate per day, average, year four		17,100,000	17,100,000
Bareboat charter rate per day, average, year five		17,100,000	17,100,000
Golar Glacier Facility [Member] | Secured debt
Variable Interest Entity [Line Items]
Long-term Debt and Due to Related Parties		185,600,000	185,600,000		0
Glacier Senior facility [Member] | Golar Glacier Facility [Member] | Secured debt
Variable Interest Entity [Line Items]
Long-term Debt and Due to Related Parties		153,000,000	153,000,000
Golar Glacier Junior facility [Member] | Golar Glacier Facility [Member] | Secured debt
Variable Interest Entity [Line Items]
Long-term Debt and Due to Related Parties		$ 32,600,000	$ 32,600,000

[1]	*For the Golar Glacier, ICBC has a purchase option exercisable at the end of the lease term by which the vessel may be sold to us for a fixed price of $135.1 million or $116.7 million if net of the deferred purchase consideration.